Equity Instruments at Fair Value Through Profit or Loss. Prisma Medios De Pago Sa - Additional Information (Detail) $ in Thousands	Mar. 30, 2022	Mar. 18, 2022 USD ($)	Jul. 31, 2019 USD ($)	Feb. 01, 2019 USD ($)	Jan. 21, 2019 $ / shares shares	Oct. 01, 2021
Disclosure of fair value measurement of assets [line items]
Percentage of balance outstanding to be paid in pesos at UVA		30.00%
Ordinary shares [member]
Disclosure of fair value measurement of assets [line items]
Total selling price of the shares		$ 33,018
Major ordinary share transactions [member]
Disclosure of fair value measurement of assets [line items]
Estimated total purchase price				$ 64,542
Amount received during transfer				38,311
Balance amount after transfer				$ 26,231
Transfer of shares, deferred				5 years
Major ordinary share transactions [member] | Ordinary shares [member]
Disclosure of fair value measurement of assets [line items]
Common shares | shares					1,933,051
Par value | $ / shares					$ 1
Percentage of share capital					4.6775%
Percentage of capital stock					51.00%
Major ordinary share transactions [member] | ARS
Disclosure of fair value measurement of assets [line items]
Percentage of nominal annual rate		15.00%
Major ordinary share transactions [member] | ARS | March 18, 2027
Disclosure of fair value measurement of assets [line items]
Percentage of shares transferred for which consideration included dividend to be received		50.00%
Major ordinary share transactions [member] | ARS | March 18, 2028
Disclosure of fair value measurement of assets [line items]
Percentage of shares transferred for which consideration included dividend to be received		50.00%
Major ordinary share transactions [member] | USD
Disclosure of fair value measurement of assets [line items]
Percentage of balance outstanding to be paid		70.00%
Percentage of nominal annual rate		10.00%
Major ordinary share transactions [member] | USD | March 18, 2027
Disclosure of fair value measurement of assets [line items]
Percentage of shares transferred for which consideration included dividend to be received		50.00%
Major ordinary share transactions [member] | USD | March 18, 2028
Disclosure of fair value measurement of assets [line items]
Percentage of shares transferred for which consideration included dividend to be received		50.00%
Prisma Medios de Pagos SA [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets [line items]
Total selling price of the shares			$ 63,456
Prisma Medios de Pagos SA [member] | Major ordinary share transactions [member] | 2026 [Member]
Disclosure of fair value measurement of assets [line items]
Period Of Transfer Shares Payment	2026 years
Prisma Medios de Pagos SA [member] | Major ordinary share transactions [member] | 2027 [Member]
Disclosure of fair value measurement of assets [line items]
Period Of Transfer Shares Payment	2027 years
Prisma Medios de Pagos SA [member] | Major ordinary share transactions [member] | AI ZENITH Netherlands BV [member]
Disclosure of fair value measurement of assets [line items]
Percentage Of Capital Stock Sold						49.00%
Prisma Medios de Pagos SA [member] | Disposal Of Shares [Member] | AI ZENITH Netherlands BV [member]
Disclosure of fair value measurement of assets [line items]
Percentage Of Capital Stock Sold		4.4941%
Prisma Medios de Pagos SA [member] | Disposal Of Shares [Member] | AI ZENITH Netherlands BV [member] | Payment Received As A Result Of Share Transfer [Member]
Disclosure of fair value measurement of assets [line items]
Percentage of share capital	40.00%
Percentage of capital stock	51.00%
Prisma Medios de Pagos SA [member] | Disposal Of Shares And Rights To Dividends Retention [Member] | AI ZENITH Netherlands BV [member]
Disclosure of fair value measurement of assets [line items]
Percentage Of Capital Stock Transferred		100.00%